Trading revenues (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trading revenues
Trading revenues	SFr (2,146)	SFr (46)
Interest rate products
Trading revenues
Trading revenues	(1,728)	(896)
Foreign exchange products
Trading revenues
Trading revenues	332	(132)
Equity/index-related products
Trading revenues
Trading revenues	92	380
Credit products
Trading revenues
Trading revenues	(311)	1,039
Commodity, emission and energy products
Trading revenues
Trading revenues	(23)	40
Other trading securities
Trading revenues
Trading revenues	SFr (508)	SFr (477)